Provisions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other environment related provision [member]
Provisions [Line Items]
Provision used, other provisions	€ 16	€ 18	€ 15
Other provisions	€ 183	170	144	€ 160
Other environment related provision long term [member] | Bottom of range [member]
Provisions [Line Items]
Provision utilization period	one
Other environment related provision long term [member] | Top of range [member]
Provisions [Line Items]
Provision utilization period	five
Other environment related provision remainder [member]
Provisions [Line Items]
Provision utilization period	five
Legal proceedings provision [member]
Provisions [Line Items]
Provision used, other provisions	€ 45	36	29
Other provisions	72	55	26	50
Provisions for contingent considerations [Member]
Provisions [Line Items]
Provision used, other provisions	14	44	48
Other provisions	318	354	409	€ 66
Provisions for contingent considerations [Member] | Intact Vascular [member]
Provisions [Line Items]
Other provisions	70
Provisions for contingent considerations [Member] | EPDSolutionsLtd[Member]
Provisions [Line Items]
Other provisions	101		€ 239
Provision for taxes other than income tax [member]
Provisions [Line Items]
Other provisions	39	46
Onerous contracts provision [member]
Provisions [Line Items]
Other provisions	24	0
Provisions for employee jubilee funds [Member]
Provisions [Line Items]
Other provisions	92	82
Self-insurance provisions [Member]
Provisions [Line Items]
Other provisions	45	47
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions [Line Items]
Other provisions	30	33
Provisions for rights of return [Member]
Provisions [Line Items]
Other provisions	36	€ 40
Later than one year and not later than five years [member] | Other environment related provision [member]
Provisions [Line Items]
Provision used, other provisions	€ 91
Not later than three years [member] | Legal proceedings provision [member]
Provisions [Line Items]
Provision utilization period	three
Not later than three years [member] | Provisions for contingent considerations [Member]
Provisions [Line Items]
Provision utilization period	three
Not later than five years [Member]
Provisions [Line Items]
Provision utilization period	five years
Later than five years [member] | Provisions for employee jubilee funds [Member]
Provisions [Line Items]
Provision utilization period	five years
Later than five years [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions [Line Items]
Provision utilization period	five years
Not later than one year [member] | Provisions for rights of return [Member]
Provisions [Line Items]
Provision utilization period	year